Fair Value Measurement	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurement
12.
FAIR VALUE MEASUREMENT

The following tables present the fair value hierarchy for those liabilities measured at fair value on a recurring basis as of December 31, 2024 and 2025:

	As of December 31, 2024
US$	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Financial liability	—	—	189,279	189,279

	As of December 31, 2025
US$	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Financial liability	—	—	63,593	63,593

The tables below reflect the reconciliation from the opening balances to the closing balances for recurring fair value measurements categorized as Level 3 of the fair value hierarchy for the years ended December 31, 2023, 2024 and 2025:

		For the Year Ended December 31, 2023
			Gain or Losses
US$	January 1, 2023	Purchase	Included in Earnings	Included in Other Comprehensive Loss	Foreign Currency Translation Adjustment	December 31, 2023
Liabilities:
Financial liability	242,393	—	8,959	—	(4,087)	247,265
Convertible debts	—	11,053,172	1,463,159	—	—	12,516,331

		For the Year Ended December 31, 2024
			Gain or Losses
US$	January 1, 2024	Purchase	Included in Earnings	Included in Other Comprehensive Loss	Conversion of convertible debts into preference shares	Conversion of convertible debts into short-term borrowing (see Note 8)	Accrued interests (see Note10)	Foreign Currency Translation Adjustment	Year ended December 31, 2024
Liabilities:
Financial liability	247,265	—	(54,859)	—	—	—	—	(3,127)	189,279
Convertible debts	12,516,331	—	(90,521)	—	(9,651,560)	(2,086,695)	(612,443)	(75,112)	—

		For the Year Ended December 31, 2025
			Gain or Losses
US$	January 1, 2025	Purchase	Included in Earnings	Included in Other Comprehensive Loss	Foreign Currency Translation Adjustment	December 31, 2025
Liabilities:
Financial liability	189,279	—	(127,908)	—	2,222	63,593

For the financial liability that does not have a quoted market rate, the Group measured its fair value using the option-pricing model with the assistance of an independent third-party valuation firm. The fair values of financial liability as of December 31, 2024 and 2025, are estimated with the following key assumptions:

	December 31,	December 31,
	2024	2025
Risk-free rate of return (per annum)	4.27%	3.47%
Volatility	62.8%	62.4%
Expected dividend yield	0.0%	0.0%
Expected term	2.8 years	1.8 years
Fair value of the Company’s ordinary shares	US$0.05 per share	US$0.03 per share